PEAR TREE FUNDS

Supplement
to
Prospectus Dated August 1, 2024

PEAR TREE POLARIS SMALL CAP FUND

 Ordinary Shares (Ticker Symbol: USBNX)
Institutional Shares (Ticker Symbol: QBNAX)

PEAR TREE POLARIS FOREIGN VALUE FUND

Ordinary Shares (Ticker Symbol: QFVOX)
Institutional Shares (Ticker Symbol: QFVIX)
R6 Shares: (QFVRX)

PEAR TREE POLARIS INTERNATIONAL OPPORTUNITIES FUND

Ordinary Shares (Ticker Symbol: QISOX)
Institutional Shares (Ticker Symbol: QISIX)
R6 Shares: (QISRX)

Supplement dated August 1, 2024 to the current Prospectus of Pear Tree Funds, as may be supplemented from time to time (the “Prospectus”), and to the current Statement of Additional Information of Pear Tree Funds, as may be supplemented from time to time (the “Statement of Additional Information”).

1.	From August 1, 2024 to December 31, 2024, Sumanta Biswas, CFA will continue to be a portfolio manager of Polaris Capital Management, LLC (“Polaris”) with respect to each of the following separate series (“Funds”) of Pear Tree Funds. As of January 1, 2025 and after, he will cease to be a portfolio manager of the following Funds, and those Funds only will be managed by the other Polaris portfolio managers identified in the Prospectus:

Fund	Position at Polaris	Manager of the Fund Since
Pear Tree Polaris Small Cap Fund	Vice President and Assistant Portfolio Manager	2015
Pear Tree Polaris Foreign Value Fund	Vice President and Assistant Portfolio Manager	2004
Pear Tree Polaris International Opportunity Fund	Vice President and Assistant Portfolio Manager	2019

2.	In some instances, a portfolio manager manages other investment companies and/or investment accounts in addition to the Pear Tree Fund for which he or she serves as portfolio manager. The following tables show, as of March 31, 2024, the number of accounts Mr. Biswas managed in each of the listed categories and the total assets in the accounts managed within each category. The tables also show the number of accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets in those accounts.

Pear Tree Polaris Small Cap Fund (as of March 31, 2024)

Category	Number of All Accounts	Total Assets of All Accounts* ($M)	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee ($1M)
Registered Investment Companies	7	$5,344	0	$ 0
Other Pooled Investment Vehicles	6	$1,152	0	$ 0
Other Accounts	24	$5,143	1	$132

Pear Tree Polaris Foreign Value Fund (as of March 31, 2024)

Category	Number of All Accounts	Total Assets of All Accounts* ($M)	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee ($1M)
Registered Investment Companies	7	$5,344	0	$ 0
Other Pooled Investment Vehicles	6	$1,152	0	$ 0
Other Accounts	24	$5,143	1	$132

Pear Tree Polaris International Opportunities Fund (as of March 31, 2024)

Category	Number of All Accounts	Total Assets of All Accounts* ($M)	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee ($1M)
Registered Investment Companies	7	$5,344	0	$ 0
Other Pooled Investment Vehicles	6	$1,152	0	$ 0
Other Accounts	24	$5,143	1	$132

*	For registered investment companies, assets represent net sales of all open-end investment companies and gross assets of all closed-end investment companies, excluding Pear Tree Funds.

3.	The following table shows the dollar range of shares of a Pear Tree Fund that were beneficially owned by Mr. Biswas as of March 31, 2024.

Fund	Dollar Range of Equity Securities Owned
	None	$-$10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,000- $1,000,000	Over $1,000,000
Pear Tree Polaris Small Cap Fund	X
Pear Tree Polaris Foreign Value Fund	X
Pear Tree Polaris International Opportunities Fund				X

*       *       *

The rest of the Prospectus and Statement of Additional Information remain unchanged.

*       *       *

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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